INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income before income taxes by tax jurisdiction consists of the following:

	Years Ended December 31,
	2021	2020	2019
United States	$25,181	$8,738	$11,164
Foreign	(14,702)	2,398	6,425
Total income	$10,479	$11,136	$17,589

Schedule of Components of Income Tax Expense (Benefit)
Provision for current and deferred income taxes consists of the following:

	Years Ended December 31,
	2021	2020	2019
Current tax expense:
Federal	$959	$945	$241
State	731	297	720
Foreign	396	791	665
Total current tax expense	$2,086	$2,033	$1,626

Deferred tax expense:
Federal	$1,443	$(3,045)	$1,997
State	(404)	(748)	55
Foreign	(3,383)	89	297
Total deferred tax expense	$(2,344)	$(3,704)	$2,349

Income tax expense (benefit)	$(258)	$(1,671)	$3,975

Schedule of Effective Income Tax Rate Reconciliation	The difference between the actual rate and the federal statutory rate is as follows:

	Years Ended December 31,
	2021	2020	2019
Statutory rate	21.0%	21.0%	21.0%
Foreign provision	0.6	(0.3)	(6.5)
State/province income tax	4.0	0.1	5.6
Stock compensation	(1.6)	(19.2)	7.5
Unrecognized tax benefits	8.9	—	—
Other effects of check-the-box election	—	(6.2)	0.2
Research credit	(11.0)	(11.5)	(5.9)
Adjustment to carrying value	1.5	(4.0)	(0.3)
Foreign tax credit	(4.6)	(9.1)	(0.7)
Valuation allowance	3.2	9.0	—
Foreign-derived intangible income deduction (FDII)	—	(2.7)	(1.1)
Non-deductible expenses-other	3.4	2.4	2.0
Foreign branch income	1.3	4.5	1.0
Fair value adjustment on warrants	(27.9)	—	—
Other	(1.3)	1.0	(0.2)
Effective tax rate	(2.5)%	(15.0)%	22.6%

Schedule of Deferred Tax Assets and Liabilities	Deferred tax assets and liabilities consist of the following:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$10,384	$—
Tax credit carryforwards	4,929	6,882
Accrued liabilities	785	5,576
Stock compensation	2,221	1,457
Charitable contribution	697	—
Deferred rent	41	74
Other	89	276
Total gross deferred tax assets	$19,146	$14,265
Less: Valuation allowance	(1,334)	(1,002)
Total deferred tax assets	$17,812	$13,263
Deferred tax liabilities:
Intangibles	176	185
Property and equipment	10,189	12,457
Prepaid taxes	1,165	482
Total deferred tax liabilities	$11,530	$13,124
Deferred tax assets (liability), net	$6,282	$139

Schedule of Deferred Tax Asset Valuation Allowances
The following is a tabular reconciliation of the total amounts of deferred tax asset valuation allowance:

	Years Ended December 31,
	2021	2020
Balance at beginning of period	$1,002	$—
Charged to provision for income taxes	332	1,002
Balance at end of period	$1,334	$1,002

Summary of Income Tax Contingencies	The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	Years Ended December 31,
	2021	2020	2019
Balance at beginning of period	$—	$—	$—
Increases for tax positions of prior years	609	—	—
Increases for tax positions of current year	148	—	—
Settlements	(120)	—	—
Balance at end of period	$637	$—	$—